Deposits (Tables)	12 Months Ended
Mar. 31, 2026
Deposits [Abstract]
Deposits	Deposits at March 31, 2025 and 2026 consist of the following:

	Millions of yen
	2025	2026
Time deposits	¥2,073,007	¥2,315,820
Other deposits	376,805	309,736

Total	¥2,449,812	¥2,625,556

Schedule of Time Deposits Maturity
The maturity schedule of time deposits at March 31, 2026 is as follows:

Years ending March 31,	Millions of yen
2027	¥1,538,991
2028	157,040
2029	75,999
2030	176,685
2031	321,836
Thereafter	45,269

Total	¥2,315,820